Offerings - Offering: 1	Feb. 18, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	4,600,000
Proposed Maximum Offering Price per Unit	31.14
Maximum Aggregate Offering Price	$ 143,244,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 19,782.00
Offering Note	(1) In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), the registrant initially deferred payment of all of the registration fees for the Registration Statement on Form S-3ASR (Registration No. 333-276399), filed with the Securities and Exchange Commission (the "SEC") on January 5, 2024. This filing fee exhibit is in connection with a final prospectus supplement dated February 17, 2025, filed by the company with the SEC pursuant to Rule 424(b) of the Securities Act. (2) Assumes the exercise in full of the underwriters' option to purchase up to an additional 600,000 shares of common stock. (3) Estimated solely for purposes of calculating the registration fee. In accordance with Rule 457(c) and Rule 457(r) under the Securities Act, the prices shown are based on the average of the high and low prices reported for the registrant's common stock on the New York Stock Exchange on February 10, 2026.